Cover	Dec. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2023
Entity File Number	000-55584
Entity Registrant Name	Bemax, Inc.
Entity Central Index Key	0001613895
Entity Tax Identification Number	46-5540812
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	625 Silver Oak Dr
Entity Address, City or Town	Dallas
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30132
City Area Code	404
Local Phone Number	480-8372
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true